Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 40.9% of Net Assets
	Aerospace & Defense — 0.8%
165	AAR Corp.(a)	$9,794
402	Boeing Co.(a)	75,102
32	L3Harris Technologies, Inc.	5,741
27	Lockheed Martin Corp.	12,275
69	Moog, Inc., Class A	8,008
101	RTX Corp.	8,220
		119,140
	Air Freight & Logistics — 0.3%
222	Expeditors International of Washington, Inc.	24,254
24	FedEx Corp.	5,762
134	GXO Logistics, Inc.(a)	6,768
66	United Parcel Service, Inc., Class B	9,323
		46,107
	Automobile Components — 0.5%
32	Aptiv PLC(a)	2,791
553	BorgWarner, Inc.	20,406
465	Dana, Inc.	5,338
412	Magna International, Inc.	19,813
378	Mobileye Global, Inc., Class A(a)	13,483
116	Phinia, Inc.	3,002
61	Visteon Corp.(a)	7,023
		71,856
	Automobiles — 0.8%
1,302	General Motors Co.	36,716
354	Tesla, Inc.(a)	71,097
65	Thor Industries, Inc.	5,716
		113,529
	Banks — 2.1%
276	Ameris Bancorp	10,295
1,133	Banc of California, Inc.	12,701
1,528	Bank of America Corp.	40,248
769	Citigroup, Inc.	30,368
108	Citizens Financial Group, Inc.	2,530
201	East West Bancorp, Inc.	10,778
18	First Citizens BancShares, Inc., Class A	24,853
499	First Financial Bancorp	9,231
1,286	FNB Corp.	13,747
827	Fulton Financial Corp.	10,743
280	International Bancshares Corp.	12,272
247	JPMorgan Chase & Co.	34,348
76	PNC Financial Services Group, Inc.	8,700
133	Regions Financial Corp.	1,932
894	Truist Financial Corp.	25,354
135	U.S. Bancorp	4,304
263	Webster Financial Corp.	9,986
1,049	Wells Fargo & Co.	41,719
		304,109
	Beverages — 0.6%
48	Boston Beer Co., Inc., Class A(a)	16,030
166	Coca-Cola Co.	9,377
146	Keurig Dr Pepper, Inc.	4,428
1,141	Monster Beverage Corp.(a)	58,305
31	PepsiCo, Inc.	5,062
		93,202
	Biotechnology — 0.9%
51	AbbVie, Inc.	7,200
202	Alnylam Pharmaceuticals, Inc.(a)	30,664
13	Biogen, Inc.(a)	3,088
228	CRISPR Therapeutics AG(a)	8,876
Shares	Description	Value (†)
	Biotechnology — continued
201	Cytokinetics, Inc.(a)	$7,007
77	Gilead Sciences, Inc.	6,048
142	Halozyme Therapeutics, Inc.(a)	4,809
61	Incyte Corp.(a)	3,290
80	Neurocrine Biosciences, Inc.(a)	8,875
51	Regeneron Pharmaceuticals, Inc.(a)	39,774
23	United Therapeutics Corp.(a)	5,126
9	Vertex Pharmaceuticals, Inc.(a)	3,259
		128,016
	Broadline Retail — 1.6%
183	Alibaba Group Holding Ltd., ADR(a)	15,105
1,498	Amazon.com, Inc.(a)	199,369
505	eBay, Inc.	19,811
		234,285
	Building Products — 0.6%
72	Builders FirstSource, Inc.(a)	7,813
54	Carlisle Cos., Inc.	13,721
81	Carrier Global Corp.	3,860
337	Fortune Brands Innovations, Inc.	18,805
28	Lennox International, Inc.	10,375
468	Masco Corp.	24,378
107	Owens Corning	12,131
90	Trex Co., Inc.(a)	5,059
		96,142
	Capital Markets — 2.5%
745	Bank of New York Mellon Corp.	31,662
34	BlackRock, Inc.	20,818
32	Cboe Global Markets, Inc.	5,244
733	Charles Schwab Corp.	38,145
54	CME Group, Inc.	11,527
56	FactSet Research Systems, Inc.	24,186
100	Goldman Sachs Group, Inc.	30,361
479	Intercontinental Exchange, Inc.	51,464
229	Janus Henderson Group PLC	5,283
743	KKR & Co., Inc.	41,162
46	Moody's Corp.	14,168
73	Morgan Stanley	5,170
46	MSCI, Inc.	21,691
27	Northern Trust Corp.	1,780
36	S&P Global, Inc.	12,575
348	SEI Investments Co.	18,674
468	State Street Corp.	30,247
26	T. Rowe Price Group, Inc.	2,353
44	Virtus Investment Partners, Inc.	8,106
		374,616
	Chemicals — 0.6%
11	Air Products & Chemicals, Inc.	3,107
141	Celanese Corp.	16,146
374	Corteva, Inc.	18,004
40	DuPont de Nemours, Inc.	2,915
24	Ecolab, Inc.	4,026
122	HB Fuller Co.	8,070
87	Innospec, Inc.	8,526
42	Linde PLC	16,051
106	Minerals Technologies, Inc.	5,730
16	Sherwin-Williams Co.	3,811
58	Stepan Co.	4,339
		90,725
	Commercial Services & Supplies — 0.1%
62	MSA Safety, Inc.	9,788

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
124	Vestis Corp.(a)	$1,896
21	Waste Management, Inc.	3,451
		15,135
	Communications Equipment — 0.2%
152	Ciena Corp.(a)	6,414
327	Cisco Systems, Inc.	17,047
44	F5, Inc.(a)	6,670
16	Motorola Solutions, Inc.	4,455
		34,586
	Construction & Engineering — 0.1%
214	AECOM	16,382
	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	8,997
53	Vulcan Materials Co.	10,414
		19,411
	Consumer Finance — 0.8%
1,232	Ally Financial, Inc.	29,802
266	American Express Co.	38,844
486	Capital One Financial Corp.	49,227
88	Synchrony Financial	2,468
		120,341
	Consumer Staples Distribution & Retail — 0.8%
125	BJ's Wholesale Club Holdings, Inc.(a)	8,515
28	Casey's General Stores, Inc.	7,613
24	Costco Wholesale Corp.	13,259
1,196	Kroger Co.	54,262
205	Sprouts Farmers Market, Inc.(a)	8,614
25	Target Corp.	2,770
114	Walmart, Inc.	18,629
		113,662
	Containers & Packaging — 0.1%
31	Ball Corp.	1,493
125	Crown Holdings, Inc.	10,075
206	Sonoco Products Co.	10,673
		22,241
	Distributors — 0.0%
29	Genuine Parts Co.	3,737
	Diversified Consumer Services — 0.1%
75	Grand Canyon Education, Inc.(a)	8,875
151	Service Corp. International	8,217
		17,092
	Diversified REITs — 0.1%
490	American Assets Trust, Inc.	8,697
19	Digital Realty Trust, Inc.	2,363
		11,060
	Diversified Telecommunication Services — 0.2%
716	AT&T, Inc.	11,026
120	Iridium Communications, Inc.	4,446
496	Verizon Communications, Inc.	17,425
		32,897
	Electric Utilities — 0.3%
155	American Electric Power Co., Inc.	11,709
182	Eversource Energy	9,790
102	Exelon Corp.	3,972
119	FirstEnergy Corp.	4,236
83	IDACORP, Inc.	7,861
		37,568
	Electrical Equipment — 0.4%
79	Eaton Corp. PLC	16,425
Shares	Description	Value (†)
	Electrical Equipment — continued
107	Emerson Electric Co.	$9,520
49	Hubbell, Inc.	13,235
186	nVent Electric PLC	8,952
70	Regal Rexnord Corp.	8,289
18	Rockwell Automation, Inc.	4,730
		61,151
	Electronic Equipment, Instruments & Components — 0.6%
95	Advanced Energy Industries, Inc.	8,290
50	Amphenol Corp., Class A	4,028
199	Avnet, Inc.	9,220
164	Cognex Corp.	5,902
56	Corning, Inc.	1,499
135	Jabil, Inc.	16,578
516	Knowles Corp.(a)	6,703
32	Littelfuse, Inc.	6,933
164	TE Connectivity Ltd.	19,327
11	Teledyne Technologies, Inc.(a)	4,120
11	Zebra Technologies Corp., Class A(a)	2,304
		84,904
	Energy Equipment & Services — 0.2%
267	ChampionX Corp.	8,224
573	NOV, Inc.	11,437
85	Schlumberger NV	4,731
		24,392
	Entertainment — 1.1%
50	Electronic Arts, Inc.	6,190
160	Netflix, Inc.(a)	65,871
43	Take-Two Interactive Software, Inc.(a)	5,751
836	Walt Disney Co.(a)	68,209
2,463	Warner Bros Discovery, Inc.(a)	24,482
		170,503
	Financial Services — 1.4%
268	Block, Inc.(a)	10,787
326	Fiserv, Inc.(a)	37,082
203	Global Payments, Inc.	21,563
20	Jack Henry & Associates, Inc.	2,820
20	Mastercard, Inc., Class A	7,527
814	MGIC Investment Corp.	13,708
333	PayPal Holdings, Inc.(a)	17,249
338	Visa, Inc., Class A	79,464
195	Voya Financial, Inc.	13,020
44	WEX, Inc.(a)	7,325
		210,545
	Food Products — 0.5%
103	Campbell Soup Co.	4,162
164	Conagra Brands, Inc.	4,487
116	Darling Ingredients, Inc.(a)	5,138
85	General Mills, Inc.	5,545
29	Hershey Co.	5,433
170	Hormel Foods Corp.	5,533
83	Ingredion, Inc.	7,767
32	J.M. Smucker Co.	3,643
116	Kellanova	5,855
115	Kraft Heinz Co.	3,618
78	McCormick & Co., Inc.	4,984
203	Mondelez International, Inc., Class A	13,441
30	WK Kellogg Co.(a)	301
		69,907
	Gas Utilities — 0.1%
67	Atmos Energy Corp.	7,213

Shares	Description	Value (†)
	Gas Utilities — continued
228	New Jersey Resources Corp.	$9,252
96	ONE Gas, Inc.	5,799
		22,264
	Ground Transportation — 0.3%
283	CSX Corp.	8,447
20	J.B. Hunt Transport Services, Inc.	3,437
40	Norfolk Southern Corp.	7,632
61	Ryder System, Inc.	5,950
24	Saia, Inc.(a)	8,604
28	Union Pacific Corp.	5,813
102	XPO, Inc.(a)	7,733
		47,616
	Health Care Equipment & Supplies — 0.7%
100	Abbott Laboratories	9,455
10	Align Technology, Inc.(a)	1,846
440	Baxter International, Inc.	14,269
37	Becton Dickinson & Co.	9,353
11	Cooper Cos., Inc.	3,429
51	Edwards Lifesciences Corp.(a)	3,250
24	GE HealthCare Technologies, Inc.	1,598
85	Globus Medical, Inc., Class A(a)	3,885
68	Haemonetics Corp.(a)	5,795
81	Intuitive Surgical, Inc.(a)	21,240
105	LeMaitre Vascular, Inc.	5,101
137	Medtronic PLC	9,667
33	Penumbra, Inc.(a)	6,308
25	Shockwave Medical, Inc.(a)	5,156
18	Stryker Corp.	4,864
		105,216
	Health Care Providers & Services — 1.0%
127	Acadia Healthcare Co., Inc.(a)	9,336
65	Cardinal Health, Inc.	5,915
273	Centene Corp.(a)	18,831
20	Chemed Corp.	11,253
38	Cigna Group	11,750
359	CVS Health Corp.	24,774
13	Elevance Health, Inc.	5,851
77	Encompass Health Corp.	4,817
73	HCA Healthcare, Inc.	16,508
62	Henry Schein, Inc.(a)	4,029
7	Humana, Inc.	3,666
17	Laboratory Corp. of America Holdings	3,395
10	McKesson Corp.	4,554
227	Select Medical Holdings Corp.	5,160
119	Tenet Healthcare Corp.(a)	6,390
30	UnitedHealth Group, Inc.	16,067
		152,296
	Health Care REITs — 0.0%
594	Physicians Realty Trust	6,451
	Health Care Technology — 0.3%
850	Doximity, Inc., Class A(a)	17,365
129	Veeva Systems, Inc., Class A(a)	24,860
		42,225
	Hotel & Resort REITs — 0.0%
146	Host Hotels & Resorts, Inc.	2,260
	Hotels, Restaurants & Leisure — 1.1%
248	Aramark	6,679
6	Booking Holdings, Inc.(a)	16,737
2	Chipotle Mexican Grill, Inc.(a)	3,884
97	Hilton Worldwide Holdings, Inc.	14,698
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
91	Marriott Vacations Worldwide Corp.	$8,177
59	McDonald's Corp.	15,468
143	Norwegian Cruise Line Holdings Ltd.(a)	1,945
402	Starbucks Corp.	37,081
206	Travel & Leisure Co.	7,010
35	Wingstop, Inc.	6,397
376	Yum China Holdings, Inc.	19,763
158	Yum! Brands, Inc.	19,096
		156,935
	Household Durables — 0.3%
38	DR Horton, Inc.	3,967
201	KB Home	8,884
79	Meritage Homes Corp.	9,008
113	PulteGroup, Inc.	8,316
259	Taylor Morrison Home Corp.(a)	9,925
		40,100
	Household Products — 0.3%
91	Church & Dwight Co., Inc.	8,275
49	Colgate-Palmolive Co.	3,681
303	Energizer Holdings, Inc.	9,569
198	Procter & Gamble Co.	29,706
		51,231
	Independent Power & Renewable Electricity Producers — 0.0%
299	AES Corp.	4,455
	Industrial Conglomerates — 0.3%
34	3M Co.	3,092
165	General Electric Co.	17,924
91	Honeywell International, Inc.	16,677
		37,693
	Industrial REITs — 0.1%
58	Prologis, Inc.	5,844
284	Rexford Industrial Realty, Inc.	12,280
		18,124
	Insurance — 1.4%
27	Allstate Corp.	3,460
650	American International Group, Inc.	39,852
85	Arch Capital Group Ltd.(a)	7,368
52	Arthur J Gallagher & Co.	12,245
28	Assurant, Inc.	4,169
42	Chubb Ltd.	9,014
145	First American Financial Corp.	7,459
87	Hanover Insurance Group, Inc.	10,197
89	Hartford Financial Services Group, Inc.	6,537
37	Marsh & McLennan Cos., Inc.	7,017
70	Prudential Financial, Inc.	6,401
173	Reinsurance Group of America, Inc.	25,858
128	Selective Insurance Group, Inc.	13,326
67	Travelers Cos., Inc.	11,218
181	Willis Towers Watson PLC	42,696
		206,817
	Interactive Media & Services — 2.3%
628	Alphabet, Inc., Class A(a)	77,922
852	Alphabet, Inc., Class C(a)	106,756
434	Meta Platforms, Inc., Class A(a)	130,751
293	Pinterest, Inc., Class A(a)	8,755
236	Yelp, Inc.(a)	9,957
255	ZoomInfo Technologies, Inc.(a)	3,305
		337,446

Shares	Description	Value (†)
	IT Services — 0.4%
46	Accenture PLC, Class A	$13,666
130	Cognizant Technology Solutions Corp., Class A	8,381
84	International Business Machines Corp.	12,150
367	Shopify, Inc., Class A(a)	17,319
13	VeriSign, Inc.(a)	2,595
		54,111
	Leisure Products — 0.1%
439	Mattel, Inc.(a)	8,376
103	YETI Holdings, Inc.(a)	4,380
		12,756
	Life Sciences Tools & Services — 0.6%
29	Agilent Technologies, Inc.	2,998
65	Danaher Corp.	12,481
166	Illumina, Inc.(a)	18,164
185	IQVIA Holdings, Inc.(a)	33,453
47	Repligen Corp.(a)	6,324
15	Thermo Fisher Scientific, Inc.	6,672
7	West Pharmaceutical Services, Inc.	2,228
		82,320
	Machinery — 0.8%
65	AGCO Corp.	7,453
22	Caterpillar, Inc.	4,973
38	Chart Industries, Inc.(a)	4,417
8	Cummins, Inc.	1,730
29	Deere & Co.	10,596
53	Dover Corp.	6,887
80	Fortive Corp.	5,222
204	Graco, Inc.	15,167
18	Illinois Tool Works, Inc.	4,034
143	ITT, Inc.	13,349
86	Oshkosh Corp.	7,545
39	Parker-Hannifin Corp.	14,388
99	SPX Technologies, Inc.(a)	7,932
143	Terex Corp.	6,549
125	Toro Co.	10,105
		120,347
	Media — 0.8%
95	Charter Communications, Inc., Class A(a)	38,266
867	Comcast Corp., Class A	35,799
290	Interpublic Group of Cos., Inc.	8,236
186	Liberty Broadband Corp., Class C(a)	15,496
156	New York Times Co., Class A	6,288
121	Omnicom Group, Inc.	9,064
165	Paramount Global, Class B	1,795
		114,944
	Metals & Mining — 0.3%
385	Alcoa Corp.	9,872
486	Cleveland-Cliffs, Inc.(a)	8,155
139	Commercial Metals Co.	5,878
54	Newmont Corp.	2,023
44	Reliance Steel & Aluminum Co.	11,193
		37,121
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
478	Invesco Mortgage Capital, Inc.	3,265
388	KKR Real Estate Finance Trust, Inc.	4,050
		7,315
	Multi-Utilities — 0.1%
102	Consolidated Edison, Inc.	8,954
Shares	Description	Value (†)
	Multi-Utilities — continued
39	DTE Energy Co.	$3,759
25	WEC Energy Group, Inc.	2,035
		14,748
	Office REITs — 0.3%
989	Brandywine Realty Trust	3,699
513	COPT Defense Properties	11,696
337	Douglas Emmett, Inc.	3,778
475	Easterly Government Properties, Inc.	5,111
563	Highwoods Properties, Inc.	10,072
379	Kilroy Realty Corp.	10,832
		45,188
	Oil, Gas & Consumable Fuels — 1.8%
697	Antero Midstream Corp.	8,601
191	Antero Resources Corp.(a)	5,623
777	APA Corp.	30,862
62	Chevron Corp.	9,035
322	CNX Resources Corp.(a)	6,994
438	ConocoPhillips	52,034
335	EOG Resources, Inc.	42,294
134	Exxon Mobil Corp.	14,184
33	Hess Corp.	4,765
140	HF Sinclair Corp.	7,753
461	Kinder Morgan, Inc.	7,468
84	ONEOK, Inc.	5,477
222	Ovintiv, Inc.	10,656
270	Phillips 66	30,799
249	Range Resources Corp.	8,924
943	Southwestern Energy Co.(a)	6,724
35	Valero Energy Corp.	4,445
167	Williams Cos., Inc.	5,745
		262,383
	Passenger Airlines — 0.1%
138	Alaska Air Group, Inc.(a)	4,365
216	Delta Air Lines, Inc.	6,750
		11,115
	Personal Care Products — 0.0%
15	Estee Lauder Cos., Inc., Class A	1,933
	Pharmaceuticals — 1.0%
122	Bristol-Myers Squibb Co.	6,287
24	Eli Lilly & Co.	13,294
60	Jazz Pharmaceuticals PLC(a)	7,621
173	Johnson & Johnson	25,663
128	Merck & Co., Inc.	13,146
141	Novartis AG, ADR	13,195
287	Novo Nordisk AS, ADR	27,715
133	Perrigo Co. PLC	3,676
223	Pfizer, Inc.	6,815
427	Roche Holding AG, ADR	13,805
29	Sandoz Group AG, ADR(a)	749
62	Zoetis, Inc.	9,734
		141,700
	Professional Services — 0.3%
19	Automatic Data Processing, Inc.	4,146
33	Ceridian HCM Holding, Inc.(a)	2,112
82	Equifax, Inc.	13,905
87	Exponent, Inc.	6,376
117	Korn Ferry	5,326
43	Leidos Holdings, Inc.	4,262

Shares	Description	Value (†)
	Professional Services — continued
24	Paychex, Inc.	$2,665
46	Paylocity Holding Corp.(a)	8,253
		47,045
	Real Estate Management & Development — 0.3%
500	CBRE Group, Inc., Class A(a)	34,670
57	Jones Lang LaSalle, Inc.(a)	7,291
		41,961
	Residential REITs — 0.1%
31	AvalonBay Communities, Inc.	5,138
46	Camden Property Trust	3,904
		9,042
	Retail REITs — 0.2%
830	Brixmor Property Group, Inc.	17,256
288	NNN REIT, Inc.	10,463
26	Simon Property Group, Inc.	2,857
		30,576
	Semiconductors & Semiconductor Equipment — 1.9%
115	Advanced Micro Devices, Inc.(a)	11,327
66	Analog Devices, Inc.	10,384
362	ARM Holdings PLC, ADR(a)	17,843
22	Broadcom, Inc.	18,510
14	First Solar, Inc.(a)	1,994
410	Intel Corp.	14,965
123	Lattice Semiconductor Corp.(a)	6,840
64	Micron Technology, Inc.	4,280
332	NVIDIA Corp.	135,390
41	Qorvo, Inc.(a)	3,584
245	QUALCOMM, Inc.	26,703
47	Silicon Laboratories, Inc.(a)	4,332
81	Synaptics, Inc.(a)	6,776
76	Texas Instruments, Inc.	10,793
49	Universal Display Corp.	6,820
		280,541
	Software — 3.6%
37	Adobe, Inc.(a)	19,686
34	ANSYS, Inc.(a)	9,461
232	Autodesk, Inc.(a)	45,850
21	Cadence Design Systems, Inc.(a)	5,037
178	Dynatrace, Inc.(a)	7,958
23	Intuit, Inc.	11,384
66	Manhattan Associates, Inc.(a)	12,869
524	Microsoft Corp.	177,170
779	Oracle Corp.	80,548
14	Palo Alto Networks, Inc.(a)	3,402
61	Qualys, Inc.(a)	9,330
30	Roper Technologies, Inc.	14,657
384	Salesforce, Inc.(a)	77,119
13	ServiceNow, Inc.(a)	7,564
55	SPS Commerce, Inc.(a)	8,819
14	Synopsys, Inc.(a)	6,572
14	Tyler Technologies, Inc.(a)	5,221
141	Workday, Inc., Class A(a)	29,851
		532,498
	Specialized REITs — 0.1%
15	American Tower Corp.	2,673
31	Crown Castle, Inc.	2,882
6	Equinix, Inc.	4,378
145	VICI Properties, Inc.	4,046
87	Weyerhaeuser Co.	2,496
		16,475
Shares	Description	Value (†)
	Specialty Retail — 0.5%
27	Asbury Automotive Group, Inc.(a)	$5,167
57	Boot Barn Holdings, Inc.(a)	3,962
44	Dick's Sporting Goods, Inc.	4,706
44	Five Below, Inc.(a)	7,655
51	Home Depot, Inc.	14,519
27	Lithia Motors, Inc.	6,540
55	Ross Stores, Inc.	6,378
115	TJX Cos., Inc.	10,128
59	Williams-Sonoma, Inc.	8,864
		67,919
	Technology Hardware, Storage & Peripherals — 0.5%
419	Apple, Inc.	71,553
177	Hewlett Packard Enterprise Co.	2,722
99	HP, Inc.	2,607
		76,882
	Textiles, Apparel & Luxury Goods — 0.3%
51	Crocs, Inc.(a)	4,555
22	Deckers Outdoor Corp.(a)	13,135
130	NIKE, Inc., Class B	13,360
82	PVH Corp.	6,097
1,400	Under Armour, Inc., Class A(a)	9,590
809	Under Armour, Inc., Class C(a)	5,202
		51,939
	Trading Companies & Distributors — 0.1%
59	GATX Corp.	6,170
36	Watsco, Inc.	12,560
		18,730
	Water Utilities — 0.1%
91	American States Water Co.	7,103
22	American Water Works Co., Inc.	2,588
194	Essential Utilities, Inc.	6,491
		16,182
	Total Common Stocks (Identified Cost $6,188,535)	6,064,141

Principal Amount
Bonds and Notes — 16.8%
	Apartment REITs — 0.1%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	11,426
	Automotive — 0.3%
24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	22,544
10,000	Lear Corp., 4.250%, 5/15/2029	8,941
17,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	13,785
		45,270
	Banking — 2.6%
36,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	32,530
14,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	13,911
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,900
32,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	28,341
23,000	Citigroup, Inc., 4.600%, 3/09/2026	22,044
24,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	23,133
25,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	24,730
43,000	KeyCorp, MTN, 2.550%, 10/01/2029	32,125

Principal Amount	Description	Value (†)
	Banking — continued
$11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	$9,872
16,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	14,045
17,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	15,479
29,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	26,656
30,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	28,873
14,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	13,672
14,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	13,721
18,000	State Street Corp., 2.400%, 1/24/2030	14,660
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	12,040
27,000	Truist Bank, 3.200%, 4/01/2024	26,679
29,000	Westpac Banking Corp., 2.350%, 2/19/2025	27,816
		393,227
	Brokerage — 0.3%
32,000	BlackRock, Inc., 2.400%, 4/30/2030	26,255
31,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	18,012
		44,267
	Building Materials — 0.3%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	12,432
30,000	Owens Corning, 3.950%, 8/15/2029	26,601
		39,033
	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	4,828
	Consumer Products — 0.1%
11,000	Procter & Gamble Co., 3.000%, 3/25/2030	9,573
	Diversified Manufacturing — 0.3%
32,000	Eaton Corp., 4.150%, 3/15/2033	28,153
15,000	Emerson Electric Co., 2.000%, 12/21/2028	12,710
		40,863
	Electric — 1.0%
15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	12,868
25,000	Duke Energy Corp., 3.750%, 4/15/2024	24,755
38,000	Entergy Corp., 0.900%, 9/15/2025	34,583
16,000	Exelon Corp., 4.050%, 4/15/2030	14,133
37,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	28,832
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	9,521
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,468
28,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	26,550
		154,710
	Environmental — 0.1%
16,000	Republic Services, Inc., 1.450%, 2/15/2031	11,764
12,000	Waste Management, Inc., 2.950%, 6/01/2041	7,843
		19,607
	Finance Companies — 0.2%
16,000	Ares Capital Corp., 3.250%, 7/15/2025	15,004
16,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	13,671
		28,675
	Food & Beverage — 0.6%
34,000	Coca-Cola Co., 1.450%, 6/01/2027	29,877
25,000	General Mills, Inc., 4.000%, 4/17/2025	24,329
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	10,706
28,000	PepsiCo, Inc., 2.750%, 3/19/2030	23,848
		88,760
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.4%
$18,000	Equinor ASA, 3.625%, 4/06/2040	$13,336
44,000	Federal National Mortgage Association, 6.625%, 11/15/2030	47,712
		61,048
	Health Care REITs — 0.1%
14,000	Welltower OP LLC, 2.800%, 6/01/2031	10,962
	Health Insurance — 0.3%
24,000	Elevance Health, Inc., 4.101%, 3/01/2028	22,420
19,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	18,686
		41,106
	Healthcare — 0.4%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,395
8,000	CVS Health Corp., 4.300%, 3/25/2028	7,495
17,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	16,384
12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,120
17,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	13,959
		58,353
	Integrated Energy — 0.3%
30,000	Exxon Mobil Corp., 2.992%, 3/19/2025	29,019
18,000	Shell International Finance BV, 6.375%, 12/15/2038	18,399
		47,418
	Life Insurance — 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	5,832
23,000	Manulife Financial Corp., 3.703%, 3/16/2032	19,604
		25,436
	Media Entertainment — 0.1%
15,000	Netflix, Inc., 3.625%, 6/15/2025(b)	14,461
	Metals & Mining — 0.1%
20,000	Nucor Corp., 3.125%, 4/01/2032	16,158
	Mortgage Related — 4.9%
45,928	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	33,739
103,880	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	79,820
75,828	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	60,758
60,524	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	50,427
5,583	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	4,827
120,060	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	88,516
117,530	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	90,607
114,602	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	92,316
71,542	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	59,833
56,995	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	49,293
2,180	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(c)	1,981
27,534	Government National Mortgage Association, 3.000%, 6/20/2052	22,707
16,905	Government National Mortgage Association, 4.000%, 8/20/2053	14,866
14,898	Government National Mortgage Association, 5.000%, 7/20/2053	13,868
69,637	Government National Mortgage Association, 5.500%, 4/20/2053	66,628
		730,186
	Natural Gas — 0.2%
32,000	NiSource, Inc., 0.950%, 8/15/2025	29,237

Principal Amount	Description	Value (†)
	Office REITs — 0.3%
$26,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$24,743
17,000	Boston Properties LP, 2.750%, 10/01/2026	15,031
		39,774
	Oil Field Services — 0.1%
15,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	13,665
	Other REITs — 0.1%
16,000	Prologis LP, 1.250%, 10/15/2030	11,702
	Pharmaceuticals — 0.4%
25,000	AbbVie, Inc., 3.600%, 5/14/2025	24,185
15,000	Biogen, Inc., 2.250%, 5/01/2030	11,781
16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	14,355
11,000	Merck & Co., Inc., 1.450%, 6/24/2030	8,457
13,000	Viatris, Inc., 3.850%, 6/22/2040	8,091
		66,869
	Property & Casualty Insurance — 0.1%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,586
17,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	13,372
		19,958
	Railroads — 0.2%
27,000	CSX Corp., 2.600%, 11/01/2026	24,729
	Restaurants — 0.2%
31,000	Starbucks Corp., 2.250%, 3/12/2030	25,012
	Retail REITs — 0.1%
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,001
8,000	Spirit Realty LP, 2.700%, 2/15/2032	5,925
		14,926
	Retailers — 0.3%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,647
34,000	TJX Cos., Inc., 1.150%, 5/15/2028	28,127
11,000	Walmart, Inc., 4.100%, 4/15/2033	9,847
		48,621
	Technology — 1.0%
28,000	Apple, Inc., 2.500%, 2/09/2025	27,030
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,411
11,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	9,168
16,000	Intel Corp., 2.450%, 11/15/2029	13,430
27,000	International Business Machines Corp., 4.000%, 6/20/2042	20,111
15,000	NVIDIA Corp., 2.850%, 4/01/2030	12,820
37,000	Oracle Corp., 2.950%, 5/15/2025	35,413
32,000	QUALCOMM, Inc., 1.650%, 5/20/2032	23,342
		142,725
	Treasuries — 0.8%
47,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	20,676
27,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	17,112
65,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	44,203
39,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	26,921
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	14,455
		123,367
Principal Amount	Description	Value (†)
	Utility Other — 0.1%
$17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$11,903
	Wireless — 0.2%
33,000	Vodafone Group PLC, 6.150%, 2/27/2037	31,329
	Wirelines — 0.0%
11,000	AT&T, Inc., 3.650%, 6/01/2051	6,770
	Total Bonds and Notes (Identified Cost $2,899,774)	2,495,954

Shares
Exchange-Traded Funds — 5.6%
12,448	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $918,105)	833,145

Mutual Funds — 9.1%
42,711	WCM Focused Emerging Markets Fund, Institutional Class	510,394
42,346	WCM Focused International Growth Fund, Institutional Class	836,756
	Total Mutual Funds (Identified Cost $1,633,977)	1,347,150

Affiliated Mutual Funds — 25.0%
82,402	Loomis Sayles Inflation Protected Securities Fund, Class N	755,624
86,083	Loomis Sayles Limited Term Government and Agency Fund, Class N	909,032
147,503	Mirova Global Green Bond Fund, Class N	1,200,679
81,875	Mirova International Sustainable Equity Fund, Class N	834,306
	Total Affiliated Mutual Funds (Identified Cost $4,296,835)	3,699,641

Principal Amount
Short-Term Investments — 2.5%
$361,258	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $361,284 on 11/01/2023 collateralized by $369,000 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $368,697 including accrued interest (Identified Cost $361,258)	361,258
	Total Investments — 99.9% (Identified Cost $16,298,484)	14,801,289
	Other assets less liabilities — 0.1%	21,846
	Net Assets — 100.0%	$14,823,135

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $34,912 or 0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$748,991	$151,880	$86,289	$(5,508)	$(53,450)	$755,624	82,402	$26,965
Loomis Sayles Limited Term Government and Agency Fund, Class N	908,094	137,855	116,853	(1,626)	(18,438)	909,032	86,083	28,062
Mirova Global Green Bond Fund, Class N	1,193,966	172,535	144,023	(4,736)	(17,063)	1,200,679	147,503	—
Mirova International Sustainable Equity Fund, Class N	856,643	121,733	35,649	2,337	(110,758)	834,306	81,875	1,393
	$3,707,694	$584,003	$382,814	$(9,533)	$(199,709)	$3,699,641	397,863	$56,420

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,064,141	$—	$—	$6,064,141
Bonds and Notes(a)	—	2,495,954	—	2,495,954
Exchange-Traded Funds	833,145	—	—	833,145
Mutual Funds	1,347,150	—	—	1,347,150
Affiliated Mutual Funds	3,699,641	—	—	3,699,641
Short-Term Investments	—	361,258	—	361,258
Total Investments	$11,944,077	$2,857,212	$—	$14,801,289

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	61.2%
Fixed Income	36.2
Short-Term Investments	2.5
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%